Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reserve repurchase agreements non-trading [abstract]
Summary of Reverse Repurchase Agreements - Non Trading

		Group
	2020	2019
	£m	£m
Agreements with banks	1,258	2,161
Agreements with customers	18,341	21,475
	19,599	23,636